Appendix II - Statement of Accounting statement of results and liquidity (Details) - EUR (€) € in Millions	7 Months Ended	12 Months Ended
	Jul. 28, 2025	Jul. 28, 2026	Dec. 31, 2025
Estimated net income after taxes from the beginning of the fiscal year to July 28, 2025	€ 177
Less, required allocation to legal reserve	0
Estimated distributable profits until July 28, 2025	177		€ 192
Dividends paid	103
Forecast
Cash balance as of July 28, 2025		€ 1
Projected collections		1,264
Projected payments, including interim dividend		(1,199)
Projected cash balance as of July 28, 2026	€ 1	€ 66